Summary of Performance Rights Movements (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Tranche One [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	217,800	245,000
Granted during the year	1,465,888	47,800
Forfeited during the year	(30,000)	(75,000)
Exercised during the year
Expired during the year
Balance at end of year	1,653,688	217,800
Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	378,575	367,500
Granted during the year	85,375	123,575
Forfeited during the year	(120,000)	(112,500)
Exercised during the year
Expired during the year
Balance at end of year	343,950	378,575
Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	547,625	612,500
Granted during the year	200,875	122,625
Forfeited during the year	(175,000)	(187,500)
Exercised during the year
Expired during the year
Balance at end of year	573,500	547,625